Related-party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related-party Transactions
18.	Related-party Transactions
Lease Agreement with Related Party
In August 2022, the Company entered into an operating lease agreement for additional office space in Paris, France with LNMP JPBC Invest. The Company’s then-
Trade Marketing Director was the signor of this lease for LNMP JPBS Invest. Additionally, the Company’s former
Chief Commercial Officer is also a partner of LNMP JPBC Invest. The lease agreement included lease payments of approximately $0.1 million per year. The term of the lease was August 1, 2022 through July 31, 2025. The Company concluded that the commercial terms of the lease agreement were competitive, at the current market rate and conducted at arm’s-length. This lease was terminated in February 2024.
Consulting Agreements with KKG Enterprises, LLC and Remus Group Management, LLC
In the first quarter of 2023, Allurion entered into consulting agreements with KKG Enterprises, LLC (“KKG Enterprises”) and Remus Group Management, LLC (“Remus Group Management”) to assist Allurion in building out its AI platform, augment its AI advisory board, and provide advisory services related to the Business Combination. These agreements were tied to Allurion Board-related work by Krishna Gupta, who is a director of Allurion, CEO of Remus Group Management, principal at KKG Enterprises, and affiliated with Romulus Capital, a stockholder of Allurion. The agreements included payments of $0.2 million to KKG Enterprises and $0.3 million to Remus Group Management as board compensation to Krishna Gupta. These agreements were terminated on June 20, 2023.
Convertible Note with Hunter Ventures Limited
On February 15, 2023, Allurion sold $13 million of 2023 Convertible Notes to HVL and entered into a Side Letter with HVL, who is a limited partner of Romulus Growth Allurion L.P., which is a fund affiliated with Krishna Gupta (a director of Allurion; in addition, entities affiliated with him hold more than 5% of our outstanding common stock). Refer to Note 8,
Debt
for additional information regarding the 2023 Convertible Notes.

Consulting Agreement with Related Party
In September 2023, Allurion France, a French société par actions simplifiée and wholly-owned subsidiary of Allurion (“Allurion France”), entered into a new corporate officer agreement with the Company’s then-Chief Commercial Officer and Benoit Chardon Consulting, a French société à responsabilité limitée which is solely owned by Mr. Chardon (“BCC”), pursuant to which BCC agreed to serve as Managing Director of Allurion France. The new corporate officer agreement provided that BCC would receive base consulting fees of

€28,333.33 per month and additional variable compensation subject to the incentive plan terms issued annually by Allurion and conditional on meeting Allurion France and personal performance attainment defined each year by Allurion. This agreement was terminated on December 12, 2023 by virtue of the termination agreement described below, effective December 31, 2023.
Termination Agreement with Related Party
On December 12, 2023, Allurion France entered into a termination agreement with the Company’s Chief Commercial Officer, Benoit Chardon, and BCC. Pursuant to the termination agreement, the parties agreed to terminate the corporate officer agreement as of December 31, 2023 and BCC resigned from its duties as managing director of Allurion France effective December 31, 2023; Allurion paid BCC all amounts due to it under the corporate officer agreement through December 31, 2023. In addition, Allurion paid BCC a lump-sum termination fee of $0.2 million.
Convertible Note Agreement with RTW
Pursuant to the Amended Note Purchase Agreement, on April 16, 2024, we issued and sold $48 million aggregate principal amount of convertible notes to RTW. RTW holds more than 5% of our outstanding common stock, has the right to designate an independent director nominee to be elected by our stockholders, and has the right to approve an additional director nominee for election at our 2024 annual meeting of stockholders (with such approval not to be unreasonably withheld), which such nominee shall go through our director nomination process led by the Nominating and Corporate Governance Committee of Allurion’s board of directors. Refer to Note 8,
Debt
, for additional information regarding the RTW Convertible Notes.
RTW Participation in Public Offering
In connection with the Public Offering (as defined below), the Company issued and sold 239,842 shares of Common Stock and accompanying warrants to funds affiliated with RTW, for an aggregate purchase price of approximately $0.3 million. The Public Offering closed on July 1, 2024.
Private Placement with RTW
On June 28, 2024, pursuant to the Subscription Agreement (as defined below), the Company agreed to sell to RTW 2,260,159 shares of Series A Preferred Stock (as defined below), and 2,260,159 Private Placement Warrants (as defined below), for an aggregate purchase price of approximately $2.7 million. The Private Placement closed on July 1, 2024.

18.	Related-party Transactions
Lease Agreement with Related Party
In August 2022, the Company entered into an operating lease agreement for additional office space in Paris, France with LNMP JPBC Invest. The Company’s then-Trade Marketing Director was the signor of this lease for LNMP JPBS Invest. Additionally, the Company’s Chief Commercial Officer is also a partner of LNMP JPBC Invest. The lease agreement included lease payments of approximately $0.1 million per year. The lease commenced August 1, 2022 and was to end on July 31, 2025. The Company concluded that the commercial terms of the lease agreement were competitive, at the current market rate and conducted at arm’s-length. This lease was terminated in February 2024.
Consulting Agreements with KKG Enterprises, LLC and Remus Group Management, LLC
In the first quarter of 2023, Allurion entered into consulting agreements with KKG Enterprises, LLC (“KKG Enterprises”) and Remus Group Management, LLC (“Remus Group Management”) to assist Allurion in building out its AI platform, augment its AI advisory board, and provide advisory services related to the Business Combination. These agreements were tied to Allurion Board-related work by Krishna Gupta, who is a director of Allurion, CEO of Remus Group Management, principal at KKG Enterprises, and affiliated with Romulus Capital, a stockholder of Allurion. The agreements included payments of $0.2 million to KKG Enterprises and $0.3 million to Remus Group Management as board compensation to Krishna Gupta. These agreements were terminated on June 20, 2023.
Convertible Note with Hunter Ventures Limited
On February 15, 2023, Allurion sold $13 million of 2023 Convertible Notes to HVL and entered into a Side Letter with HVL, who is a limited partner of Romulus Growth Allurion L.P., which is a fund affiliated with Krishna Gupta (a director of Allurion; in addition, entities affiliated with him hold more than 5% of our outstanding Common Stock). Refer to Note 8,
Debt
for additional information regarding the 2023 Convertible Notes.
Consulting Agreement with Related Party
In September 2023, Allurion France, a French société par actions simplifiée and wholly-owned subsidiary of Allurion, entered into a new corporate officer agreement with the Company’s Chief Commercial Officer and Benoit Chardon Consulting, a French société à responsabilité limitée which is solely owned by Mr. Chardon (“BCC”), pursuant to which BCC agreed to serve as Managing Director of Allurion France. The new corporate officer agreement provided that BCC would receive base consulting fees of €28,333.33 per month and additional variable compensation subject to the incentive plan terms issued annually by Allurion and conditional on meeting Allurion France and personal performance attainment defined each year by Allurion. This agreement was terminated on December 12, 2023 by virtue of the termination agreement described below.
Termination Agreement with Related Party
On December 12, 2023, Allurion France, a French société par actions simplifiée and wholly-owned subsidiary of Allurion, entered into a termination agreement with the Company’s Chief Commercial Officer, Benoit Chardon and BCC. Pursuant to the termination agreement, the parties agreed to terminate the corporate officer agreement as of December 31, 2023 and BCC will resign from its duties as managing director of Allurion France effective December 31, 2023 and Allurion France will pay BCC all amounts due to it under the corporate officer agreement through December 31, 2023. In addition, Allurion France will pay BCC a lump-sum termination fee of $0.2 million.